UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2011

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iShares MSCI All Peru Capped Index Fund  |  EPU  |  NYSE Arca

iShares MSCI Brazil Small Cap Index Fund  |  EWZS  |  NYSE Arca

iShares MSCI China Small Cap Index Fund  |  ECNS  |  NYSE Arca

iShares MSCI Indonesia Investable Market Index Fund  |  EIDO  |  NYSE Arca

iShares MSCI Ireland Capped Investable Market Index Fund  |  EIRL  |  NYSE Arca

iShares MSCI New Zealand Investable Market Index Fund  |  ENZL  |  NYSE Arca

iShares MSCI Philippines Investable Market Index Fund  |  EPHE  |  NYSE Arca

iShares MSCI Poland Investable Market Index Fund  |  EPOL  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/11			Inception to 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
58.91%	58.31%	59.71%	48.64%	48.12%	50.49%	96.07%	94.90%	100.11%

Total returns for the period since inception are calculated from the inception date of the Fund (6/19/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/22/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Peru Capped Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Peru Capped Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the performance of the “Broad Peru Equity Universe.” MSCI defines the Broad Peru Equity Universe by identifying Peruvian equity securities that are classified in Peru according to the MSCI Global Investable Market Indices Methodology as well as securities of companies that are headquartered in Peru and have the majority of their operations based in Peru. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 33.05%, while the total return for the Index was 32.86%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Basic Materials	58.98%

Financial	16.91

Industrial	10.87

Consumer Non-Cyclical	6.72

Utilities	3.59

Energy	2.36

Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Compania de Minas Buenaventura SA SP ADR	16.12%

Southern Copper Corp.	14.12

Credicorp Ltd.	11.13

Minsur SA	5.29

Hochschild Mining PLC	5.02

Sociedad Minera Cerro Verde SA	4.85

Volcan Compania Minera SAA Class B	4.53

Alicorp SA	4.51

Grana y Montero SA	3.79

Intergroup Financial Services Corp.	3.40

TOTAL	72.76%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
9.90%	12.31%	10.53%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 9/28/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Brazil Small Cap Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil Small Cap IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the bottom 14% by market capitalization of equity securities listed on stock exchanges in Brazil. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 28, 2010 (inception date of the Fund) through February 28, 2011, the total return for the Fund was 9.90%, while the total return for the Index was 10.53%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	26.82%

Consumer Non-Cyclical	21.97

Consumer Cyclical	19.56

Industrial	13.45

Utilities	9.10

Communications	2.97

Basic Materials	2.24

Energy	1.81

Diversified	1.19

Technology	0.61

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
BR Properties SA	4.38%

Companhia de Saneamento de Minas Gerais SA	3.78

Marcopolo SA Preferred	3.32

Randon Implementos e Participacoes SA Preferred	3.27

Estacio Participacoes SA	3.06

LLX Logistica SA	2.80

Even Construtora e Incorporadora SA	2.74

Mills Estruturas e Servicos de Engenharia SA	2.62

Iguatemi Empresa de Shopping Centers SA	2.50

Santos Brasil Participacoes SA	2.44

TOTAL	30.91%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
1.86%	2.60%	2.19%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 9/28/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI China Small Cap Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Small Cap IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the bottom 14% by market capitalization of the Chinese equity securities markets, as represented by the H-Share (i.e., securities of companies incorporated in the People’s Republic of China that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange) and B-Share (i.e., securities of companies incorporated in the People’s Republic of China and listed for foreign investment on the stock exchanges in the People’s Republic of China) markets. The Index also includes certain Hong Kong listed securities known as Red-Chips (issued by companies controlled by entities owned by the national government or local governments in the People’s Republic of China) and P-Chips (issued by companies controlled by individuals in the People’s Republic of China and deriving substantial revenues or allocating substantial assets in the People’s Republic of China). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 28, 2010 (inception date of the Fund) through February 28, 2011, the total return for the Fund was 1.86%, while the total return for the Index was 2.19%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Industrial	21.21%

Consumer Cyclical	19.66

Consumer Non-Cyclical	17.09

Basic Materials	12.44

Financial	11.82

Communications	5.84

Technology	5.29

Energy	2.32

Diversified	2.15

Utilities	1.84

Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Digital China Holdings Ltd.	1.28%

Kingdee International Software Group Co. Ltd.	1.04

China Everbright International Ltd.	1.02

Ports Design Ltd.	1.02

West China Cement Ltd.	0.96

Minth Group Ltd.	0.94

Harbin Power Equipment Co. Ltd. Class H	0.92

Sino Biopharmaceutical Ltd.	0.92

Asian Citrus Holdings Ltd.	0.90

Xingda International Holdings Ltd.	0.89

TOTAL	9.89%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
16.96%	17.21%	17.47%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 5/5/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Indonesia Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Indonesia Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Indonesia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 9.57%, while the total return for the Index was 10.04%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	30.13%

Energy	14.23

Consumer Non-Cyclical	12.81

Consumer Cyclical	12.42

Communications	10.32

Industrial	10.30

Utilities	5.15

Basic Materials	4.08

Diversified	0.37

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
PT Astra International Tbk	11.84%

PT Bank Central Asia Tbk	8.70

PT Telekomunikasi Indonesia Tbk	8.41

PT Bumi Resources Tbk	6.26

PT Bank Mandiri Tbk	6.04

PT Bank Rakyat Indonesia Tbk	5.85

PT Perusahaan Gas Negara Tbk	4.34

PT United Tractors Tbk	3.93

PT Bank Negara Indonesia (Persero) Tbk	2.95

PT Semen Gresik (Persero) Tbk	2.93

TOTAL	61.25%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
(1.49)%	(1.30)%	(1.04)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 5/5/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Ireland Capped Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Ireland Investable Market 25/50 IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Ireland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 18.73%, while the total return for the Index was 18.83%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	36.60%

Industrial	28.54

Consumer Cyclical	14.06

Financial	9.45

Diversified	4.64

Basic Materials	4.56

Communications	1.91

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
CRH PLC	22.77%

Kerry Group PLC Class A	12.77

Elan Corp. PLC	8.47

DCC PLC	4.64

Smurfit Kappa Group PLC	4.56

Paddy Power PLC	4.53

Bank of Ireland	4.51

C&C Group PLC	4.42

Kingspan Group PLC	4.16

Ryanair Holdings PLC SP ADR	4.14

TOTAL	74.97%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
14.52%	15.15%	15.43%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 9/1/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/2/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI New Zealand Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI New Zealand Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in New Zealand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 1, 2010 (inception date of the Fund) through February 28, 2011, the total return for the Fund was 14.52%, while the total return for the Index was 15.43%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Industrial	30.97%

Communications	20.69

Financial	12.30

Utilities	11.52

Consumer Cyclical	10.42

Consumer Non-Cyclical	9.33

Basic Materials	2.91

Energy	1.50

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Fletcher Building Ltd.	21.86%

Telecom Corp. of New Zealand Ltd.	16.29

Sky City Entertainment Group Ltd.	4.94

Auckland International Airport Ltd.	4.93

Contact Energy Ltd.	4.78

Fisher & Paykel Healthcare Corp. Ltd.	4.76

Sky Network Television Ltd.	4.41

Infratil Ltd.	4.01

Kiwi Income Property Trust	4.01

Ryman Healthcare Ltd.	3.74

TOTAL	73.73%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
(13.39)%	(10.89)%	(13.85)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 9/28/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Philippines Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Philippines Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% in market capitalization of Philippine equity markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 28, 2010 (inception date of the Fund) through February 28, 2011, the total return for the Fund was (13.39)%, while the total return for the Index was (13.85)%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	36.82%

Diversified	16.23

Utilities	15.55

Communications	13.51

Consumer Cyclical	11.91

Energy	4.51

Basic Materials	3.01

Consumer Non-Cyclical	1.64

Short-Term and Other Net Assets	(3.18)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Philippine Long Distance Telephone Co.	9.82%

SM Investments Corp.	8.08

Bank of the Philippine Islands	7.52

Ayala Land Inc.	7.08

Aboitiz Equity Ventures Inc.	6.53

Manila Electric Co.	6.09

Aboitiz Power Corp.	5.09

Alliance Global Group Inc.	4.93

SM Prime Holdings Inc.	4.81

Ayala Corp.	4.77

TOTAL	64.72%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
46.94%	46.67%	46.19%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 5/25/10.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Poland Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Poland Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Poland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 25.48%, while the total return for the Index was 25.09%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	42.48%

Basic Materials	14.91

Energy	12.25

Utilities	11.33

Communications	8.61

Industrial	4.57

Consumer Cyclical	2.08

Consumer Non-Cyclical	2.06

Technology	1.65

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Powszechna Kasa Oszczednosci Bank Polski SA	12.41%

KGHM Polska Miedz SA	11.84

Bank Pekao SA	9.19

Powszechny Zaklad Ubezpieczen SA	7.89

Polska Grupa Energetyczna SA	7.11

Telekomunikacja Polska SA	5.00

Polski Koncern Naftowy Orlen SA	4.88

Polskie Gornictwo Naftowe i Gazownictwo SA	3.74

Tauron Polska Energia SA	3.05

BRE Bank SA	2.31

TOTAL	67.42%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/10)[a]	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/10 to 2/28/11)
All Peru Capped
Actual	$1,000.00	$1,330.50	0.51%	$2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Brazil Small Cap
Actual	1,000.00	1,099.00	0.59	2.60
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
China Small Cap
Actual	1,000.00	1,018.60	0.59	2.50
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Indonesia Investable Market
Actual	1,000.00	1,095.70	0.59	3.07
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund	Beginning Account Value (9/1/10)[a]	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/10 to 2/28/11)
Ireland Capped Investable Market
Actual	$1,000.00	$1,187.30	0.52%	$2.82
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
New Zealand Investable Market
Actual	1,000.00	1,145.20	0.52	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Philippines Investable Market
Actual	1,000.00	866.10	0.59	2.31
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Poland Investable Market
Actual	1,000.00	1,254.80	0.59	3.30
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96

[a]

The beginning of the period is September 28, 2010 (commencement of operations) for the iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap and iShares MSCI Philippines Investable Market Index Funds.

[b]

The actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days for the iShares MSCI All Peru Capped, iShares MSCI Indonesia Investable Market, iShares MSCI Ireland Capped Investable Market and iShares MSCI Poland Investable Market Index Funds, 180 days for the iShares MSCI New Zealand Investable Market Index Fund and 153 days for the iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap and iShares MSCI Philippines Investable Market Index Funds) and divided by the number of days in the year (365 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.43%

AGRICULTURE – 0.37%
Casa Grande SAA[a]	408,024	$2,528,455

		2,528,455

BANKS – 13.51%
Banco Continental SA	6,349,236	16,136,306
Credicorp Ltd.	751,020	75,439,959

		91,576,265

BUILDING MATERIALS – 4.11%
Cementos Lima SA	5,772,347	9,467,981
Cementos Pacasmayo SAA	6,531,546	18,365,558

		27,833,539

DIVERSIFIED FINANCIAL SERVICES – 3.40%
Intergroup Financial Services Corp.	799,205	23,017,104

		23,017,104

ELECTRIC – 3.59%
Edegel SA	15,895,852	11,689,812
Empresa de Distribucion Electrica de Lima Norte SA	1,799,182	2,620,294
Luz del Sur SAA	3,802,323	10,006,113

		24,316,219

ENGINEERING & CONSTRUCTION – 3.79%
Grana y Montero SA	10,958,679	25,678,231

		25,678,231

FOOD – 6.34%
Alicorp SA	14,820,701	30,560,349
Copeinca ASA	1,340,263	12,444,744

		43,005,093

IRON & STEEL – 3.20%
Corporacion Aceros Arequipa SA	9,335,229	12,114,933
Empresa Siderurgica del Peru SAA[a]	14,719,430	9,551,180

		21,666,113

MACHINERY – 2.98%
Ferreyros SA	12,874,048	20,188,215

		20,188,215

MINING – 55.78%
Compania de Minas Buenaventura SA SP ADR	2,340,229	109,218,488
Compania Minera Atacocha SA Class B	10,369,849	5,158,757
Compania Minera Milpo SA	8,115,263	21,034,153

Security	Shares	Value
Hochschild Mining PLC	3,540,529	$34,033,747
Minsur SA	20,963,735	35,821,234
Sociedad Minera Cerro Verde SA	657,736	32,886,800
Sociedad Minera el Brocal SA	629,189	13,495,582
Southern Copper Corp.	2,260,911	95,681,754
Volcan Compania Minera SAA Class B	20,549,227	30,668,277

		377,998,792

OIL & GAS – 2.36%
Maple Energy PLC[a]	5,451,448	5,778,535
Refineria la Pampilla SA	14,161,791	10,210,376

		15,988,911

TOTAL COMMON STOCKS
(Cost: $604,743,739)		673,796,937

SHORT-TERM INVESTMENTS – 0.27%

MONEY MARKET FUNDS – 0.27%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	1,863,037	1,863,037

		1,863,037

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,863,037)		1,863,037

TOTAL INVESTMENTS IN SECURITIES – 99.70%
(Cost: $606,606,776)		675,659,974

Other Assets, Less Liabilities – 0.30%		2,011,016

NET ASSETS – 100.00%		$677,670,990

SP ADR – Sponsored American Depositary Receipts

a	Non-income earning security.
b	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 73.70%

AGRICULTURE – 2.35%
SLC Agricola SA	87,500	$1,137,921

		1,137,921

APPAREL – 1.92%
Grendene SA	164,500	929,267

		929,267

AUTO PARTS & EQUIPMENT – 2.64%
Iochpe-Maxion SA	84,000	1,037,884
Plascar Participacoes Industriais SAa	143,500	238,017

		1,275,901

BUILDING MATERIALS – 1.88%
Eternit SA	136,500	908,906

		908,906

CHEMICALS – 0.49%
Fertilizantes Heringer SAa	38,500	238,311

		238,311

COMMERCIAL SERVICES – 10.87%
Estacio Participacoes SA	101,500	1,482,242
Kroton Educacional SAa	49,000	588,942
Mills Estruturas e Servicos de Engenharia SA	112,000	1,267,404
Santos Brasil Participacoes SA	80,500	1,180,409
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	63,000	742,067

		5,261,064

DISTRIBUTION & WHOLESALE – 0.80%
Kepler Weber SAa	1,946,000	385,925

		385,925

ELECTRIC – 2.12%
Equatorial Energia SA	87,500	620,493
Redentor Energia SAa	84,000	407,380

		1,027,873

ENERGY - ALTERNATE SOURCES – 0.95%
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SAa	920,500	459,144

		459,144

FOOD – 2.86%
Minerva SAa	70,000	270,913

Security	Shares	Value
Sao Martinho SA	80,500	$1,111,229

		1,382,142

HEALTH CARE - PRODUCTS – 1.13%
Cremer SA	56,000	546,538

		546,538

HEALTH CARE - SERVICES – 1.92%
Fleury SA	70,000	927,584

		927,584

HOLDING COMPANIES - DIVERSIFIED – 1.19%
SEB Participacoes SAa,b	28,000	144,712
TPI - Triunfo Participacoes e Investimentos SA	84,000	432,115

		576,827

HOME BUILDERS – 4.92%
Even Construtora e Incorporadora SA	294,000	1,325,120
Tecnisa SA	182,000	1,054,375

		2,379,495

INSURANCE – 0.68%
Tempo Participacoes SAa	133,000	331,701

		331,701

INVESTMENT COMPANIES – 0.63%
IdeiasNet SAa	133,000	302,927

		302,927

MACHINERY – 0.52%
Industrias Romi SA	38,500	254,276

		254,276

MANUFACTURING – 0.52%
Companhia Providencia Industria e Comercio SA	59,500	250,300

		250,300

MEDIA – 0.80%
Pearson Sistemas do Brasil SA	28,000	389,543

		389,543

OIL & GAS SERVICES – 0.86%
Lupatech SAa	42,000	414,952

		414,952

PHARMACEUTICALS – 0.53%
Profarma Distribuidora de Produtos Farmaceuticos SA	28,000	254,928

		254,928

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
REAL ESTATE – 19.93%
Aliansce Shopping Centers SA	136,500	$999,961
BR Properties SA	199,500	2,122,085
Brasil Brokers Participacoes SA	220,500	1,026,968
Camargo Correa Desenvolvimento Imobiliario SA	73,500	315,820
EZ TEC Empreendimentos e Participacoes SA	77,000	628,402
General Shopping Brasil SAa	38,500	249,880
Helbor Empreendimentos SA	59,500	679,387
Iguatemi Empresa de Shopping Centers SA	56,000	1,212,548
Inpar SAa	262,500	482,722
JHSF Participacoes SA	147,000	283,576
LPS Brasil – Consultoria de Imoveis SA	45,500	1,028,125
Rodobens Negocios Imobiliarios SA	45,500	394,844
Trisul SA	63,000	224,513

		9,648,831

RETAIL – 2.37%
Drogasil SA	150,500	1,148,648

		1,148,648

SOFTWARE – 0.61%
Bematech SA	63,000	294,934

		294,934

TRANSPORTATION – 6.43%
Julio Simoes Logistica SAa	105,000	706,731
LLX Logistica SAa	497,000	1,355,998
Log-in Logistica Intermodal SAa	84,000	457,860
Tegma Gestao Logistica SA	42,000	592,897

		3,113,486

WATER – 3.78%
Companhia de Saneamento de Minas Gerais SA	105,000	1,829,928

		1,829,928

TOTAL COMMON STOCKS
(Cost: $36,402,485)		35,671,352

PREFERRED STOCKS – 26.02%

AUTO PARTS & EQUIPMENT – 6.59%
Marcopolo SA	469,000	1,606,550
Randon Implementos e Participacoes SA	234,500	1,585,412

		3,191,962

Security	Shares	Value
BANKS – 4.83%
Banco ABC Brasil SA	87,500	$675,180
Banco Daycoval SA	98,000	703,786
Banco Panamericano SA	129,500	447,491
Banco Pine SA	35,000	292,157
Parana Banco SA	28,000	218,414

		2,337,028

BUILDING MATERIALS – 1.00%
Eucatex SA	98,000	482,933

		482,933

CHEMICALS – 0.55%
Unipar Participacoes SA Class B	885,500	266,076

		266,076

COMMERCIAL SERVICES – 2.32%
Contax Participacoes SA	66,500	1,122,987

		1,122,987

ELECTRIC – 3.19%
Centrais Eletricas de Santa Catarina SA Class B	31,500	774,059
Companhia Energetica do Ceara Class A	42,000	771,599

		1,545,658

INTERNET – 0.54%
Universo Online SA	28,000	263,341

		263,341

INVESTMENT COMPANIES – 0.75%
Jereissati Participacoes SA	385,000	365,565

		365,565

IRON & STEEL – 1.20%
Companhia Ferro Ligas da Bahia – Ferbasa	80,500	580,529

		580,529

MANUFACTURING – 0.68%
Forjas Taurus SA	129,500	326,863

		326,863

MEDIA – 1.62%
Saraiva Livreiros Editores SA	35,000	783,504

		783,504

METAL FABRICATE & HARDWARE – 2.43%
Confab Industrial SA	392,000	1,175,529

		1,175,529

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
TEXTILES – 0.32%
Companhia de Tecidos Norte de Minas	52,500	$154,597

		154,597

TOTAL PREFERRED STOCKS
(Cost: $13,193,811)		12,596,572

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	42,978	42,978

		42,978

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,978)		42,978

TOTAL INVESTMENTS IN SECURITIES – 99.81%
(Cost: $49,639,274)		48,310,902

Other Assets, Less Liabilities – 0.19%		89,801

NET ASSETS – 100.00%		$48,400,703

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.48%

ADVERTISING – 0.09%
SinoMedia Holding Ltd.	63,000	$19,812

		19,812

AEROSPACE & DEFENSE – 0.17%
AVIC International Holding HK Ltd.[a]	864,000	40,479

		40,479

AGRICULTURE – 1.99%
Asian Citrus Holdings Ltd.	180,000	207,939
China Green Holdings Ltd.[b]	135,000	105,356
CP Pokphand Co. Ltd.[b]	1,116,000	148,976

		462,271

AIRLINES – 0.30%
Shandong Airlines Co. Ltd. Class B	35,100	69,202

		69,202

APPAREL – 3.99%
China Lilang Ltd.	117,000	147,024
Daphne International Holdings Ltd.	252,000	196,017
Luthai Textile Co. Ltd. Class B	88,200	86,833
Peak Sport Products Co. Ltd.[b]	234,000	145,372
Ports Design Ltd.[b]	99,000	235,849
Shenzhou International Group Holdings Ltd.	99,000	114,748

		925,843

AUTO MANUFACTURERS – 0.27%
Qingling Motors Co. Ltd.	216,000	62,104

		62,104

AUTO PARTS & EQUIPMENT – 1.18%
Double Coin Holdings Ltd. Class Ba	63,900	56,807
Minth Group Ltd.	144,000	218,105

		274,912

BEVERAGES – 1.17%
China Huiyuan Juice Group Ltd.	121,500	73,922
China Tontine Wines Group Ltd.	270,000	55,797
Dynasty Fine Wines Group Ltd.	108,000	45,054
Kingway Brewery Holdings Ltd.[a]	144,000	36,412
Tianyi Fruit Holdings Ltd.	108,000	36,736
Yantai North Andre Juice Co. Ltd. Class H	450,000	22,527

		270,448

Security	Shares	Value
BIOTECHNOLOGY – 0.66%
China Mining Resources Group Ltd.[a]	1,278,000	$24,278
Global Bio-Chem Technology Group Co. Ltd.[a]	504,000	71,808
Mingyuan Medicare Development Co. Ltd.	540,000	58,223

		154,309

BUILDING MATERIALS – 3.15%
Asia Cement China Holdings Corp.[b]	135,000	70,179
China Fangda Group Co. Ltd. Class Ba	54,000	33,755
China Glass Holdings Ltd.[a]	36,000	32,439
China Grand Forestry Green Resources Group Ltd.[a]	2,412,000	74,923
China Singyes Solar Technologies Holdings Ltd.	72,000	57,484
Huaxin Cement Co. Ltd. Class B	19,800	66,488
Luoyang Glass Co. Ltd. Class Ha	72,000	21,071
Shanghai Yaohua Pilkington Glass Co. Ltd. Class Ba	54,000	55,242
TCC International Holdings Ltd.	270,000	97,038
West China Cement Ltd.[a,b]	648,000	222,911

		731,530

CHEMICALS – 4.30%
Danhua Chemical Technology Co. Ltd. Class Ba	53,100	64,941
Dongyue Group Ltd.	261,000	169,516
Fufeng Group Ltd.[b]	216,000	148,052
Hubei Sanonda Co. Ltd. Class Ba	62,100	31,406
Lumena Resources Corp.[b]	522,000	185,597
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	112,500	64,688
Sino Union Energy Investment Group Ltd.[a,b]	900,000	76,244
Yingde Gases Group Co. Ltd.[a,b]	252,000	179,197
Yip’s Chemical Holdings Ltd.	72,000	78,093

		997,734

COAL – 0.39%
Huscoke Resources Holdings Ltd.[a]	954,000	45,308
Loudong General Nice Resources China Holdings Ltd.	405,000	45,746

		91,054

COMMERCIAL SERVICES – 5.72%
AMVIG Holdings Ltd.	108,000	84,978

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Anhui Expressway Co. Ltd. Class H	144,000	$114,782
Anxin-China Holdings Ltd.[a]	396,000	109,792
CITIC Resources Holdings Ltd.[a]	594,000	114,366
Global Energy Resources International Group Ltd.[a]	1,224,000	43,991
Guangdong Provincial Expressway
Development Co. Ltd. Class Bc	90,000	43,783
GZI Transport Ltd.[b]	198,000	104,963
Hi Sun Technology (China) Ltd.[a,b]	432,000	150,825
Jinzhou Port Co. Ltd. Class Ba	58,500	30,361
Road King Infrastructure Ltd.	72,000	63,029
Shenzhen Chiwan Wharf Holdings Ltd. Class B	48,600	92,949
Shenzhen Expressway Co. Ltd. Class H	198,000	119,449
Shenzhen International Holdings Ltd.	2,340,000	204,242
Xiamen International Port Co. Ltd. Class H	252,000	49,813

		1,327,323

COMPUTERS – 1.73%
CITIC 21CN Co. Ltd.[a]	612,000	61,273
Great Wall Technology Co. Ltd. Class Hb	126,000	58,708
Ju Teng International Holdings Ltd.	234,000	89,506
Nan Hai Corp. Ltd.[a]	6,300,000	44,476
TPV Technology Ltd.[b]	252,000	148,145

		402,108

COSMETICS & PERSONAL CARE – 0.69%
BaWang International (Group) Holding Ltd.[b]	252,000	67,927
Vinda International Holdings Ltd.	99,000	91,874

		159,801

DISTRIBUTION & WHOLESALE – 2.35%
China Power New Energy Development Co. Ltd.[a]	1,260,000	108,359
Digital China Holdings Ltd.	162,000	296,105
Goldlion Holdings Ltd.	90,000	35,696
Huiyin Household Appliances Holdings Co. Ltd.[a]	180,000	37,891
Inspur International Ltd.	675,000	44,187
Shanghai Material Trading Co. Ltd. Class B	26,100	22,838

		545,076

DIVERSIFIED FINANCIAL SERVICES – 1.22%
China Communication Telecom Services Co. Ltd.[a]	135,000	30,498
Goldbond Group Holdings Ltd.	270,000	13,862

Security	Shares	Value
Min Xin Holdings Ltd.	72,000	$35,581
REXLot Holdings Ltd.	1,800,000	203,318

		283,259

ELECTRIC – 1.24%
China Power International Development Ltd.[b]	495,000	97,847
Enerchina Holdings Ltd.[a]	1,323,000	26,152
Huadian Energy Co. Ltd. Class Ba	126,900	47,968
Zhejiang Southeast Electric Power Co. Ltd. Class B	187,200	116,438

		288,405

ELECTRICAL COMPONENTS & EQUIPMENT – 2.59%
Chaowei Power Holdings Ltd.[a]	108,000	38,815
Coslight Technology International Group Ltd.[b]	36,000	20,655
Harbin Power Equipment Co. Ltd. Class H	180,000	213,253
Northeast Electric Development Co. Ltd. Class Ha	72,000	13,678
NVC Lighting Holdings Ltd.	378,000	185,343
Tianneng Power International Ltd.	144,000	60,441
Vitar International Holdings Ltd.	315,000	67,927

		600,112

ELECTRONICS – 1.76%
China Automation Group Ltd.	144,000	114,228
Regent Manner International Ltd.[a]	180,000	70,930
Shenzhen SEG Co. Ltd. Class Ba	69,300	26,952
SVA Electron Co. Ltd. Class Ba	81,900	48,976
Truly International Holdings Ltd.	297,000	80,057
Wasion Group Holdings Ltd.	126,000	68,250

		409,393

ENGINEERING & CONSTRUCTION – 0.27%
Hainan Meilan International Airport Co. Ltd. Class H	36,000	36,505
Richly Field China Development Ltd.[a]	990,000	25,542

		62,047

ENTERTAINMENT – 0.51%
A8 Digital Music Holdings Ltd.	72,000	23,844
China LotSynergy Holdings Ltd.[a]	1,656,000	65,894
SMI Corp. Ltd.[a]	648,000	29,111

		118,849

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
ENVIRONMENTAL CONTROL – 2.53%
Asia Energy Logistics Group Ltd.[a]	1,980,000	$29,227
Beijing Enterprises Water Group Ltd.[a]	504,000	180,491
Chiho-Tiande Group Ltd.[a]	72,000	64,507
China Metal Recycling Holdings Ltd.	140,400	161,652
China Water Affairs Group Ltd.	324,000	120,189
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	90,000	31,537

		587,603

FOOD – 1.73%
Ausnutria Dairy Corp. Ltd.	99,000	28,211
Beijing Jingkelong Co. Ltd. Class H	54,000	67,580
China Corn Oil Co. Ltd.[a]	72,000	46,671
China Starch Holdings Ltd.	630,000	35,985
DaChan Food Asia Ltd.	126,000	23,774
Global Sweeteners Holdings Ltd.	162,000	30,775
Heng Tai Consumables Group Ltd.	804,000	93,911
Shanghai Dajiang Group Stock Co. Ltd. Class Ba	92,700	38,563
Xiwang Sugar Holdings Co. Ltd.	144,000	36,967

		402,437

FOREST PRODUCTS & PAPER – 0.91%
China Forestry Holdings Ltd.[b,c]	306,000	86,901
China Sunshine Paper Holdings Co. Ltd.	112,500	27,292
Qunxing Paper Holdings Co. Ltd.[a]	148,000	42,553
Youyuan International Holdings Ltd.[a]	99,000	55,277

		212,023

GAS – 0.59%
Binhai Investment Co. Ltd.[a]	504,000	34,287
Towngas China Co. Ltd.	171,000	86,699
Zhengzhou Gas Co. Ltd. Class H	9,000	16,981

		137,967

HAND & MACHINE TOOLS – 0.32%
Chongqing Machinery & Electric Co. Ltd. Class H	234,000	74,789

		74,789

HEALTH CARE - PRODUCTS – 0.44%
Golden Meditech Holdings Ltd.[a]	360,000	64,692
Trauson Holdings Co. Ltd.[a]	90,000	36,274

		100,966

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 2.15%
Beijing Development HK Ltd.[a]	108,000	$18,853
C C Land Holdings Ltd.[b]	360,000	120,143
China Chengtong Development Group Ltd.[a]	360,000	19,177
Interchina Holdings Co. Ltd.[a]	675,000	129,095
Media China Corp. Ltd.[a]	5,400,000	22,180
Minmetals Land Ltd.[a]	342,000	61,458
Tianjin Development Holdings Ltd.[a,b]	144,000	129,199

		500,105

HOME BUILDERS – 0.56%
Baoye Group Co. Ltd. Class H	72,000	50,737
Shanghai Forte Land Co. Ltd. Class H	180,000	79,479

		130,216

HOME FURNISHINGS – 2.56%
Chigo Holding Ltd.	936,000	75,690
Haier Electronics Group Co. Ltd.[a]	207,000	191,304
Hefei Meiling Co. Ltd. Class Ba	26,100	30,653
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	99,000	51,338
Konka Group Co. Ltd. Class B	78,300	31,860
TCL Multimedia Technology Holdings Ltd.	162,000	55,104
Tsann Kuen China Enterprise Co. Ltd. Class Ba	126,900	34,369
Welling Holding Ltd.	1,368,000	65,847
Wuxi Little Swan Co. Ltd. Class Ba	28,800	58,999

		595,164

HOUSEHOLD PRODUCTS & WARES – 0.06%
China Seven Star Shopping Ltd.[a]	1,170,000	13,065

		13,065

INTERNET – 0.23%
Pacific Online Ltd.	99,000	52,736

		52,736

INVESTMENT COMPANIES – 0.32%
China Merchants China Direct Investments Ltd.	36,000	74,858

		74,858

IRON & STEEL – 2.36%
China Nickel Resources Holding Co. Ltd.	162,000	25,368
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	198,000	76,753
Chongqing Iron & Steel Co. Ltd. Class Ha,b	144,000	37,152

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Shougang Concord International Enterprises Co. Ltd.[a]	1,026,000	$155,400
Tiangong International Co. Ltd.	54,000	45,677
Xingda International Holdings Ltd.	234,000	206,945

		547,295

LEISURE TIME – 0.79%
Huangshan Tourism Development Co. Ltd. Class Ba	43,200	65,794
Jinan Qingqi Motorcycle Co. Ltd. Class Ba	64,800	31,298
Jinshan Development & Construction Co. Ltd. Class Ba	48,600	31,833
Shanghai Jinjiang International Travel Co. Ltd. Class B	18,000	31,482
Zhonglu Co. Ltd. Class B	22,500	22,455

		182,862

LODGING – 0.71%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	342,000	72,871
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	41,400	73,982
Tak Sing Alliance Holdings Ltd.	144,000	18,298

		165,151

MACHINERY – 5.07%
Changchai Co. Ltd. Class Ba	41,400	29,174
China High Precision Automation Group Ltd.	126,000	96,876
Dalian Refrigeration Co. Ltd. Class B	22,500	25,790
First Tractor Co. Ltd. Class H	108,000	111,455
Good Friend International Holdings Inc.	54,000	48,172
Haitian International Holdings Ltd.	153,000	171,446
Hangzhou Steam Turbine Co. Ltd. Class B	48,600	100,372
International Mining Machinery Holdings Ltd.[a]	144,000	105,356
Jingwei Textile Machinery Co. Ltd. Class Ha	54,000	49,836
SGSB Group Co. Ltd. Class Ba	63,900	51,120
Shandong Molong Petroleum Machinery Co. Ltd. Class H	36,000	51,292
Shanghai Automation Instrumentation Co. Ltd. Class Ba	29,700	29,492
Shanghai Diesel Engine Co. Ltd. Class Bc	60,300	58,431
Shanghai Erfangji Co. Ltd. Class Ba	66,600	29,770
Shanghai Highly Group Co. Ltd. Class B	76,500	52,861

Security	Shares	Value
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	60,300	$88,641
Shanghai Prime Machinery Co. Ltd. Class H	216,000	51,292
Shenji Group Kunming Machine Tool Co. Ltd. Class H	36,000	26,801

		1,178,177

MACHINERY - DIVERSIFIED – 0.18%
L.K. Technology Holdings Ltd.[a]	112,500	42,165

		42,165

MANUFACTURING – 0.55%
China Aerospace International Holdings Ltd.	558,000	70,191
China Haidian Holdings Ltd.	450,000	56,605

		126,796

MEDIA – 1.27%
Phoenix Satellite Television Holdings Ltd.	270,000	92,533
Qin Jia Yuan Media Services Co. Ltd.	144,000	26,616
VODone Ltd.[b]	558,000	176,194

		295,343

METAL FABRICATE & HARDWARE – 0.80%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.[a]	108,000	55,450
CNNC International Ltd.[a]	36,000	29,204
Shengli Oil&Gas Pipe Holdings Ltd.	283,500	54,220
Shougang Concord Century Holdings Ltd.	180,000	17,790
Wafangdian Bearing Co. Ltd. Class B	21,900	27,914

		184,578

MINING – 4.88%
China Precious Metal Resources Holdings Co. Ltd.[a]	594,000	128,090
China Qinfa Group Ltd.[a,b]	90,000	59,263
China Rare Earth Holdings Ltd.[a]	306,000	136,292
Hunan Non-Ferrous Metals Corp. Ltd. Class Ha	450,000	160,575
Lingbao Gold Co. Ltd. Class H	72,000	56,005
Minmetals Resources Ltd.[a,b]	216,000	142,230
North Mining Shares Co. Ltd.[a]	1,710,000	65,847
Real Gold Mining Ltd.[a,b]	126,000	190,195
Sino Prosper State Gold Resources Holdings Ltd.[a]	1,440,000	77,631

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	198,000	$115,891

		1,132,019

OIL & GAS – 1.07%
China Oil and Gas Group Ltd.[a,b]	1,080,000	113,673
PetroAsian Energy Holdings Ltd.[a]	1,044,000	55,612
Sino Oil And Gas Holdings Ltd.[a]	1,620,000	79,017

		248,302

OIL & GAS SERVICES – 0.86%
Anhui Tianda Oil Pipe Co. Ltd. Class H	72,000	29,111
Anton Oilfield Services Group Ltd.	198,000	28,973
CIMC Enric Holdings Ltd.[a]	54,000	22,596
Honghua Group Ltd.[a]	315,000	41,646
Shenzhen Chiwan Petroleum Class B	16,200	24,516
Sinopec Kantons Holdings Ltd.	90,000	51,985

		198,827

PACKAGING & CONTAINERS – 0.28%
CPMC Holdings Ltd.	63,000	35,904
Overseas Chinese Town Asia Holdings Ltd.	54,000	28,072

		63,976

PHARMACEUTICALS – 4.64%
China Pharmaceutical Group Ltd.[b]	216,000	135,853
Dawnrays Pharmaceutical Holdings Ltd.	108,000	46,440
Guangzhou Pharmaceutical Co. Ltd. Class H	72,000	102,583
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	218,400	69,242
Lijun International Pharmaceutical Holding Co. Ltd.	315,000	78,035
Livzon Pharmaceutical Group Inc. Class B	18,900	60,722
Ruinian International Ltd.	153,000	109,191
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	54,000	65,501
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	36,000	14,648
Shenzhen Accord Pharmaceutical Co. Ltd. Class B	30,600	83,268
Sino Biopharmaceutical Ltd.[b]	612,000	212,883
Tong Ren Tang Technologies Co. Ltd. Class H	27,000	77,804
United Gene High-Tech Group Ltd.[a]	1,440,000	19,962

		1,076,132

Security	Shares	Value
REAL ESTATE – 9.84%
Beijing Capital Land Ltd. Class H	234,000	$73,287
Beijing North Star Co. Ltd. Class Hb	198,000	48,288
Beijing Properties Holdings Ltd.[a]	396,000	35,581
Central China Real Estate Ltd.	144,000	39,740
China Aoyuan Property Group Ltd.	252,000	42,050
China Everbright International Ltd.[b]	504,000	238,067
China Properties Group Ltd.[a]	153,000	49,293
China SCE Property Holdings Ltd.	279,000	71,623
China South City Holdings Ltd.	504,000	80,218
Coastal Greenland Ltd.[a]	306,000	21,995
Fantasia Holdings Group Co. Ltd.	486,000	73,610
Henderson Investment Ltd.	306,000	27,101
HKC (Holdings) Ltd.[a,b]	747,000	38,833
Jiangsu Future Land Co. Ltd. Class B	117,900	91,255
Kai Yuan Holdings Ltd.[a]	1,620,000	55,104
Lai Fung Holdings Ltd.	855,000	35,667
Mingfa Group International Co. Ltd.	243,000	78,601
Powerlong Real Estate Holdings Ltd.	342,000	106,234
Shanghai Dingli Technology Development Group Co. Ltd. Class Ba	34,200	26,539
Shanghai Industrial Urban Development Group Ltd.[a]	252,000	83,453
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	72,000	65,160
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class Ba	55,800	51,559
Shanghai Zendai Property Ltd.	1,035,000	39,191
Shenzhen Investment Ltd.	594,000	184,511
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class Ba	36,900	15,251
Silver Grant International Industries Ltd.	360,000	129,846
Sinolink Worldwide Holdings Ltd.[b]	540,000	65,154
SPG Land Holdings Ltd.	90,000	44,476
SRE Group Ltd.	648,000	58,223
Tomson Group Ltd.	144,000	55,450
United Energy Group Ltd.[a,b]	882,000	129,061
Yuzhou Properties Co.	171,000	48,288
Zhong An Real Estate Ltd.[a]	225,000	46,209
Zhuguang Holdings Group Co. Ltd.[a]	162,000	35,973

		2,284,891

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.43%
GZI Real Estate Investment Trust	189,000	$100,920

		100,920

RETAIL – 5.16%
361 Degrees International Ltd.[b]	225,000	152,777
Ajisen (China) Holdings Ltd.	99,000	150,964
Embry Holdings Ltd.	36,000	27,633
Hong Kong Resources Holdings Co. Ltd.	252,000	22,966
Lao Feng Xiang Co. Ltd.	36,000	95,076
Le Saunda Holdings Ltd.	72,000	35,119
Little Sheep Group Ltd.	117,000	70,133
Meike International Holdings Ltd.	144,000	27,725
New World Department Store China Ltd.	144,000	98,147
PCD Stores Ltd.	522,000	143,385
Pou Sheng International Holdings Ltd.[a,b]	414,000	65,362
Shanghai Friendship Group Inc. Class B	49,500	107,712
Sparkle Roll Group Ltd.	288,000	48,057
Xinhua Winshare Publishing and Media Co. Ltd.	117,000	64,577
XTEP International Holdings Ltd.	148,500	88,634

		1,198,267

SEMICONDUCTORS – 0.59%
China Resources Microelectronics Ltd.[a]	855,000	44,447
Comtec Solar Systems Group Ltd.	144,000	59,332
Solargiga Energy Holdings Ltd.[a]	153,000	33,778

		137,557

SHIPBUILDING – 0.45%
Guangzhou Shipyard International Co. Ltd. Class H	54,000	105,356

		105,356

SOFTWARE – 2.96%
China ITS Holdings Co. Ltd.[a]	171,000	98,551
Chinasoft International Ltd.[a]	90,000	21,603
Kingdee International Software Group Co. Ltd.[b]	396,000	240,424
Kingsoft Corp. Ltd.	171,000	91,967
NetDragon Websoft Inc.	49,500	26,304
Shanghai Baosight Software Co. Ltd. Class B	24,300	53,095
Travelsky Technology Ltd. Class H	171,000	155,839

		687,783

Security	Shares	Value
TELECOMMUNICATIONS – 4.26%
BYD Electronic International Co. Ltd.[b]	220,500	$140,099
Centron Telecom International Holdings Ltd.	99,000	22,238
China All Access Holdings Ltd.	198,000	55,404
China Energine International Holdings Ltd.[a]	378,000	26,200
China Wireless Technologies Ltd.	396,000	146,897
Comba Telecom Systems Holdings Ltd.[b]	180,000	188,763
Eastern Communications Co. Ltd. Class Ba	81,000	47,466
MOBI Development Co. Ltd.	135,000	45,573
Nanjing Panda Electronics Co. Ltd. Class Ha	72,000	20,332
O-Net Communications Group Ltd.[a]	108,000	80,680
Shanghai Potevio Co. Ltd. Class Ba	35,100	24,991
SIM Technology Group Ltd.	180,000	33,270
TCL Communication Technology Holdings Ltd.	153,000	157,110

		989,023

TEXTILES – 1.28%
International Taifeng Holdings Ltd.	90,000	44,360
Shanghai Haixin Group Co. Ltd. Class Ba	110,700	82,472
Texhong Textile Group Ltd.	72,000	68,389
Weiqiao Textile Co. Ltd. Class H	112,500	102,092

		297,313

TRANSPORTATION – 2.91%
Cosco International Holdings Ltd.	180,000	106,511
Dazhong Transportation Group Co. Ltd.	146,900	112,085
Shanghai Jin Jiang International Industrial Investment Co. Ltd. Class B	44,100	46,790
Sinotrans Ltd. Class H	450,000	123,030
Sinotrans Shipping Ltd.[b]	387,000	132,134
Tianjin Marine Shipping Co. Ltd. Class Ba	53,100	29,895
Tianjin Port Development Holdings Ltd.	504,000	124,856

		675,301

TOTAL COMMON STOCKS
(Cost: $24,693,098)		23,096,034

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
RIGHTS – 0.18%
ENVIRONMENTAL CONTROL – 0.18%
Beijing Enterprises Water Group Ltd.[a,c]	252,000	$42,212

		42,212

TOTAL RIGHTS
(Cost: $31,642)		42,212

WARRANTS – 0.00%

FOOD – 0.00%
Xiwang Sugar Holdings Co. Ltd.[a,c]	24,000	–

		–

TOTAL WARRANTS
(Cost: $0)		–

SHORT-TERM INVESTMENTS – 15.13%

MONEY MARKET FUNDS – 15.13%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	3,049,056	3,049,056
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	438,174	438,174
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[d,e]	25,207	25,207

		3,512,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,512,437)		3,512,437

TOTAL INVESTMENTS IN SECURITIES – 114.79%
(Cost: $28,237,177)		26,650,683

Other Assets, Less Liabilities – (14.79)%		(3,432,950)

NET ASSETS – 100.00%		$23,217,733

a	Non-income earning security.
b	All or a portion of this security represents a security on loan. See Note 5.
c	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.81%

AGRICULTURE – 6.16%
PT Astra Agro Lestari Tbk	874,690	$2,166,522
PT Bakrie Sumatera Plantations Tbk	23,513,542	932,918
PT BW Plantation Tbk	3,339,272	393,679
PT Central Proteinaprima Tbk[a,b]	450,000	—
PT Charoen Pokphand Indonesia Tbk	16,218,245	2,794,506
PT Gudang Garam Tbk	1,272,262	5,271,346
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	5,566,845	1,356,767
PT Sampoerna Agro Tbk	1,749,380	515,603

		13,431,341

AUTO PARTS & EQUIPMENT – 0.34%
PT Gajah Tunggal Tbk	3,206,670	745,188

		745,188

BANKS – 26.72%
PT Bank Bukopin Tbk	4,134,219	262,445
PT Bank Central Asia Tbk	26,553,294	18,963,414
PT Bank Danamon Indonesia Tbk	6,439,960	4,672,192
PT Bank Mandiri Tbk	20,034,320	13,172,256
PT Bank Negara Indonesia (Persero) Tbk	15,979,558	6,430,588
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk[a]	8,506,876	1,099,341
PT Bank Rakyat Indonesia Tbk	23,929,670	12,749,470
PT Bank Tabungan Negara Tbk	5,976,686	901,093

		58,250,799

BUILDING MATERIALS – 5.31%
PT Indocement Tunggal Prakarsa Tbk	3,180,164	5,191,221
PT Semen Gresik (Persero) Tbk	6,519,175	6,392,435

		11,583,656

CHEMICALS – 0.34%
PT Barito Pacific Tbk[a]	6,598,960	740,574

		740,574

COAL – 13.37%
PT Adaro Energy Tbk	20,908,879	5,807,034
PT Bumi Resources Tbk	40,147,977	13,653,452
PT Darma Henwa Tbk[a]	21,075,674	150,515
PT Indika Energy Tbk	2,385,154	1,027,443
PT Indo Tambangraya Megah Tbk	874,920	4,532,545

Security	Shares	Value
PT Tambang Batubara Bukit Asam Tbk	1,749,050	$3,975,339

		29,146,328

DISTRIBUTION & WHOLESALE – 0.24%
PT AKR Corporindo Tbk	2,941,688	520,210

		520,210

ELECTRIC – 0.81%
PT Dian Swastatika Sentosa Tbk[a,b]	430,725	1,767,528

		1,767,528

ENGINEERING & CONSTRUCTION – 0.10%
PT Pembangunan Perumahan (Persero) Tbk	2,752,449	180,969
PT Wijaya Karya	397,656	29,752

		210,721

FOOD – 2.36%
PT Indofood Sukses Makmur Tbk	9,540,229	5,137,005

		5,137,005

FOREST PRODUCTS & PAPER – 0.29%
PT Indah Kiat Pulp and Paper Tbk[a]	3,577,500	624,537

		624,537

GAS – 4.34%
PT Perusahaan Gas Negara Tbk	23,532,318	9,470,014

		9,470,014

HOLDING COMPANIES - DIVERSIFIED – 0.37%
PT Global Mediacom Tbk	7,942,696	801,337

		801,337

HOUSEHOLD PRODUCTS & WARES – 2.81%
PT Unilever Indonesia Tbk	3,339,004	6,131,822

		6,131,822

INSURANCE – 0.26%
PT Panin Financial Tbk[a]	28,063,798	556,727

		556,727

MACHINERY – 0.17%
PT Hexindo Adiperkasa Tbk	477,358	370,674

		370,674

MACHINERY - CONSTRUCTION & MINING – 3.93%
PT United Tractors Tbk	3,259,848	8,573,199

		8,573,199

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value

MEDIA – 0.45%
PT Media Nusantara Citra Tbk	7,791,196	$971,526

		971,526

METAL FABRICATE & HARDWARE – 0.55%
PT Bakrie and Brothers Tbk[a]	159,159,250	1,190,785

		1,190,785

MINING – 3.46%
PT Aneka Tambang Tbk	7,473,066	1,863,713
PT Delta Dunia Makmur Tbk[a]	8,745,054	1,149,947
PT International Nickel Indonesia Tbk	5,485,914	3,140,494
PT Timah Tbk	4,531,950	1,387,096

		7,541,250

OIL & GAS – 0.78%
PT Benakat Petroleum Energy Tbk[a]	6,280,516	64,076
PT Energi Mega Persada Tbk[a]	50,564,162	619,048
PT Medco Energi Internasional Tbk	3,100,772	1,028,142

		1,711,266

OIL & GAS SERVICES – 0.08%
PT Elnusa Tbk	5,190,282	173,568

		173,568

PHARMACEUTICALS – 1.47%
PT Kalbe Farma Tbk	9,699,017	3,215,964

		3,215,964

REAL ESTATE – 3.15%
PT Alam Sutera Realty Tbk	7,314,116	203,135
PT Bakrieland Development Tbk	61,851,335	1,002,635
PT Bumi Serpong Damai Tbk	16,059,211	1,219,710
PT Ciputra Development Tbk[a]	24,247,862	852,104
PT Ciputra Property Tbk	2,385,160	101,393
PT Intiland Development Tbk[a]	3,975,120	144,197
PT Lippo Karawaci Tbk	30,289,660	1,854,154
PT Sentul City Tbk[a]	22,176,650	261,449
PT Summarecon Agung Tbk	10,812,098	1,225,653

		6,864,430

RETAIL – 11.84%
PT Astra International Tbk	4,372,823	25,801,217

		25,801,217

TELECOMMUNICATIONS – 9.87%
PT Bakrie Telecom Tbk[a]	39,670,788	1,326,632
PT Indosat Tbk	3,259,918	1,866,189

Security	Shares	Value
PT Telekomunikasi Indonesia Tbk	21,703,698	$18,329,371

		21,522,192

TRANSPORTATION – 0.24%
PT Berlian Laju Tanker Tbk[a]	13,133,082	521,065

		521,065

TOTAL COMMON STOCKS
(Cost: $233,201,045)		217,574,923

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[c,d]	184,383	184,383

		184,383

TOTAL SHORT-TERM INVESTMENTS
(Cost: $184,383)		184,383

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $233,385,428)		217,759,306

Other Assets, Less Liabilities – 0.11%		233,331

NET ASSETS – 100.00%		$217,992,637

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.76%

AIRLINES – 5.76%
Aer Lingus Group PLC[a]	85,176	$106,469
Ryanair Holdings PLC SP ADR	9,562	272,708

		379,177

BANKS – 5.86%
Allied Irish Banks PLC[a]	242,778	88,861
Bank of Ireland[a]	608,754	296,806

		385,667

BEVERAGES – 4.42%
C&C Group PLC	59,634	291,166

		291,166

BUILDING MATERIALS – 26.93%
CRH PLC	64,638	1,498,532
Kingspan Group PLC	28,308	273,693

		1,772,225

DIVERSIFIED FINANCIAL SERVICES – 1.84%
Irish Life & Permanent Group Holdings PLC[a]	89,676	121,383

		121,383

ENTERTAINMENT – 4.53%
Paddy Power PLC	7,314	298,012

		298,012

FOOD – 20.73%
Fyffes PLC	177,852	101,453
Glanbia PLC	34,956	205,340
Greencore Group PLC	69,912	113,944
Kerry Group PLC Class A	23,142	840,646
Total Produce PLC	176,796	102,560

		1,363,943

FOREST PRODUCTS & PAPER – 4.56%
Smurfit Kappa Group PLC[a]	24,138	300,055

		300,055

HOLDING COMPANIES - DIVERSIFIED – 4.64%
DCC PLC	9,504	305,201

		305,201

INSURANCE – 1.75%
FBD Holdings PLC	10,590	114,821

		114,821

Security	Shares	Value

MEDIA – 1.91%
Independent News & Media PLC[a]	154,266	$125,713

		125,713

PHARMACEUTICALS – 11.45%
Elan Corp. PLC[a]	85,146	557,088
United Drug PLC	60,474	196,288

		753,376

RETAIL – 3.77%
Grafton Group PLC	47,886	248,356

		248,356

TRANSPORTATION – 1.61%
Irish Continental Group PLC	4,326	105,759

		105,759

TOTAL COMMON STOCKS
(Cost: $6,199,485)		6,564,854

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[b,c]	404	404

		404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $404)		404

TOTAL INVESTMENTS IN SECURITIES – 99.77%
(Cost: $6,199,889)		6,565,258

Other Assets, Less Liabilities – 0.23%		15,307

NET ASSETS – 100.00%		$6,580,565

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.64%

AGRICULTURE – 0.83%
PGG Wrightson Ltd.[a]	1,516,749	$604,033

		604,033

AIRLINES – 1.91%
Air New Zealand Ltd.	1,397,910	1,397,018

		1,397,018

BUILDING MATERIALS – 21.86%
Fletcher Building Ltd.	2,419,803	15,945,966

		15,945,966

CHEMICALS – 2.91%
Nuplex Industries Ltd.	840,644	2,122,377

		2,122,377

COAL – 0.00%
Pike River Coal Ltd.[a,b]	905,608	68

		68

ELECTRIC – 11.52%
Contact Energy Ltd.[a]	754,290	3,485,657
Infratil Ltd.	2,008,193	2,927,375
Vector Ltd.	1,072,546	1,990,601

		8,403,633

ENGINEERING & CONSTRUCTION – 4.93%
Auckland International Airport Ltd.	2,155,260	3,595,207

		3,595,207

HEALTH CARE - PRODUCTS – 4.76%
Fisher & Paykel Healthcare Corp. Ltd.	1,524,696	3,471,340

		3,471,340

HEALTH CARE - SERVICES – 3.74%
Ryman Healthcare Ltd.	1,539,556	2,730,101

		2,730,101

HOME FURNISHINGS – 1.29%
Fisher & Paykel Appliances Holdings Ltd.[a]	2,196,570	940,787

		940,787

INSURANCE – 1.95%
Tower Ltd.	966,570	1,423,510

		1,423,510

LODGING – 4.94%
Sky City Entertainment Group Ltd.	1,476,603	3,605,939

		3,605,939

MEDIA – 4.41%
Sky Network Television Ltd.	795,124	3,214,314

		3,214,314

Security	Shares	Value

OIL & GAS – 1.50%
New Zealand Oil & Gas Ltd.	1,657,945	$1,096,286

		1,096,286

REAL ESTATE INVESTMENT TRUSTS – 10.35%
AMP NZ Office Trust	4,094,096	2,461,043
Goodman Property Trust	3,129,632	2,163,477
Kiwi Income Property Trust	3,888,396	2,921,741

		7,546,261

RETAIL – 2.27%
Warehouse Group Ltd. (The)	640,690	1,656,066

		1,656,066

TELECOMMUNICATIONS – 16.29%
Telecom Corp. of New Zealand Ltd.	7,600,586	11,879,048

		11,879,048

TRANSPORTATION – 4.18%
Freightways Ltd.	508,122	1,233,223
Mainfreight Ltd.	299,437	1,817,976

		3,051,199

TOTAL COMMON STOCKS
(Cost: $69,378,981)		72,683,153

SHORT-TERM INVESTMENTS – 0.03%

MONEY MARKET FUNDS – 0.03%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[c,d]	19,607	19,607

		19,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,607)		19,607

TOTAL INVESTMENTS IN SECURITIES – 99.67%
(Cost: $69,398,588)		72,702,760

Other Assets, Less Liabilities – 0.33%		240,669

NET ASSETS – 100.00%		$72,943,429

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 103.17%

BANKS – 20.08%
Banco de Oro Unibank Inc.	834,623	$898,000
Bank of the Philippine Islands	1,270,300	1,621,753
Metropolitan Bank & Trust Co.	775,630	1,021,362
Philippine National Bank[a]	237,949	242,916
Rizal Commercial Banking Corp.	443,120	263,798
Security Bank Corp.	160,163	285,494

		4,333,323

COMMERCIAL SERVICES – 1.63%
International Container Terminal
Services Inc.	422,216	352,573

		352,573

ELECTRIC – 13.82%
Aboitiz Power Corp.	1,662,100	1,098,153
First Gen Corp.[a]	1,104,380	274,131
First Philippine Holdings Corp.	253,521	296,618
Manila Electric Co.	247,760	1,312,975

		2,981,877

ENERGY - ALTERNATE SOURCES – 4.51%
Energy Development Corp.	7,568,800	972,362

		972,362

ENTERTAINMENT – 0.73%
PhilWeb Corp.	439,180	158,181

		158,181

HOLDING COMPANIES - DIVERSIFIED – 16.23%
Aboitiz Equity Ventures Inc.	1,307,100	1,409,353
Alliance Global Group Inc.	4,067,860	1,063,859
Ayala Corp.	135,405	1,028,196

		3,501,408

MEDIA – 1.14%
Lopez Holdings Corp.[a]	2,239,000	246,038

		246,038

MINING – 3.01%
Atlas Consolidated Mining &
Development Corp.[a]	539,940	187,040
Philex Mining Corp.	1,469,493	463,199

		650,239

REAL ESTATE – 16.74%
Ayala Land Inc.	4,655,420	1,527,243

Security	Shares	Value
Filinvest Land Inc.	9,926,600	$239,113
Megaworld Corp.	10,679,600	504,702
Robinsons Land Corp.	1,129,400	302,106
SM Prime Holdings Inc.	4,478,944	1,037,792

		3,610,956

RETAIL – 11.18%
Jollibee Foods Corp.	427,881	667,981
SM Investments Corp.	164,841	1,743,329

		2,411,310

TELECOMMUNICATIONS – 12.37%
Globe Telecom Inc.	33,805	550,621
Philippine Long Distance Telephone Co.	42,746	2,118,177

		2,668,798

WATER – 1.73%
Manila Water Co. Inc.	1,010,460	372,751

		372,751

TOTAL COMMON STOCKS
(Cost: $24,399,930)		22,259,816

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[b,c]	14,306	14,306

		14,306

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,306)		14,306

TOTAL INVESTMENTS IN SECURITIES – 103.24%
(Cost: $24,414,236)		22,274,122

Other Assets, Less Liabilities – (3.24)%		(699,528)

NET ASSETS – 100.00%		$21,574,594

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.94%

AGRICULTURE – 1.45%
Kernel Holding SAa	59,578	$1,720,822

		1,720,822

BANKS – 32.69%
Bank Handlowy w Warszawie SA	60,217	1,961,671
Bank Millennium SAa	771,778	1,505,830
Bank Pekao SA	190,107	10,889,184
Bank Zachodni WBK SA	34,778	2,731,203
BRE Bank SAa	25,259	2,735,222
Getin Holding SAa	533,557	2,431,554
ING Bank Slaski SAa	5,934	1,762,533
Powszechna Kasa Oszczednosci Bank
Polski SA	1,004,985	14,702,827

		38,720,024

BIOTECHNOLOGY – 0.32%
Bioton SAa	6,010,961	376,974

		376,974

BUILDING MATERIALS – 0.64%
Barlinek SAa	64,791	93,457
Cersanit SAa	155,250	665,322

		758,779

CHEMICALS – 2.99%
Boryszew SAa	809,715	567,053
Ciech SAa,b	30,820	290,896
Synthos SAa	1,265,482	1,865,055
Zaklady Azotowe Pulawy SA	10,488	414,382
Zaklady Azotowe w Tarnowie-
Moscicach SAa	20,907	269,300
Zaklady Chemiczne Police SAa	40,110	136,535

		3,543,221

COAL – 1.98%
Lubelski Wegiel Bogdanka SAa	57,339	2,345,382

		2,345,382

COMMERCIAL SERVICES – 0.07%
Stalexport Autostrady SAa	175,122	82,980

		82,980

COMPUTERS – 1.52%
Asseco Poland SA	101,022	1,803,870

		1,803,870

Security	Shares	Value

ELECTRIC – 11.33%
Enea SA	181,125	$1,382,031
Polska Grupa Energetyczna SA	1,067,991	8,424,409
Tauron Polska Energia SAa	1,679,322	3,610,061

		13,416,501

ENGINEERING & CONSTRUCTION – 3.26%
Budimex SA	24,721	829,876
Erbud SA	6,072	103,621
Hydrobudowa Polska SAa	133,288	124,458
Mostostal Zabrze SAa	113,643	117,596
PBG SA	19,464	1,342,742
Pol-Aqua SAa	8,929	60,975
Polimex-Mostostal SA	763,088	954,475
Polnord SA	17,595	195,558
Trakcja Polska SAa	108,882	132,776

		3,862,077

FOOD – 0.22%
Jutrzenka Holding SAa	87,492	109,740
Polski Koncern Miesny Duda SAa	258,267	147,574

		257,314

FOREST PRODUCTS & PAPER – 0.08%
Arctic Paper SA	20,536	92,658

		92,658

INSURANCE – 7.89%
Powszechny Zaklad Ubezpieczen SA	77,211	9,345,540

		9,345,540

INTERNET – 0.20%
Dom Maklerski IDM SAa	227,424	236,921

		236,921

MACHINERY – 0.21%
Rafako SA	58,581	245,946

		245,946

MANUFACTURING – 0.29%
Kopex SAa	47,472	345,188

		345,188

MEDIA – 2.86%
Agora SA	88,218	826,194
Cyfrowy Polsat SA	197,685	1,080,667
TVN SA	246,096	1,483,358

		3,390,219

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value

METAL FABRICATE & HARDWARE – 0.17%
Impexmetal SAa	118,473	$201,022

		201,022

MINING – 11.84%
KGHM Polska Miedz SA	229,296	14,020,678

		14,020,678

OIL & GAS – 10.12%
Grupa Lotos SAa	126,413	1,773,653
Polski Koncern Naftowy Orlen SAa	364,251	5,787,100
Polskie Gornictwo Naftowe i
Gazownictwo SA	3,256,667	4,425,205

		11,985,958

OIL & GAS SERVICES – 0.15%
Petrolinvest SAa	73,002	174,992

		174,992

REAL ESTATE – 1.77%
Gant Development SAa	24,305	133,289
Globe Trade Centre SAa	235,043	1,731,202
JW Construction Holding SAa	10,626	54,238
LC Corp. SAa	292,767	171,367

		2,090,096

RETAIL – 2.08%
AmRest Holdings SEa	20,286	525,853
Eurocash SA	139,726	1,528,630
NFI Empik Media & Fashion SA	60,927	413,942

		2,468,425

SOFTWARE – 0.13%
ComArch SAa	4,485	148,450

		148,450

TELECOMMUNICATIONS – 5.55%
Netia SAa	360,525	654,438
Telekomunikacja Polska SA	982,284	5,917,353

		6,571,791

VENTURE CAPITAL – 0.13%
MCI Management SAa	53,751	159,185

		159,185

TOTAL COMMON STOCKS
(Cost: $99,199,621)		118,365,013

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	82,626	$82,626
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	11,874	11,874
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[c,d]	36,826	36,826

		131,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,326)		131,326

TOTAL INVESTMENTS IN SECURITIES – 100.05%
(Cost: $99,330,947)		118,496,339

Other Assets, Less Liabilities – (0.05)%		(55,487)

NET ASSETS – 100.00%		$118,440,852

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2011

	iShares MSCI All Peru Capped Index Fund	iShares MSCI Brazil Small Cap Index Fund	iShares MSCI China Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$604,743,739	$49,596,296	$24,724,740
Affiliated issuers (Note 2)	1,863,037	42,978	3,512,437

Total cost of investments	$606,606,776	$49,639,274	$28,237,177

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$673,796,937	$48,267,924	$23,138,246
Affiliated issuers (Note 2)	1,863,037	42,978	3,512,437

Total fair value of investments	675,659,974	48,310,902	26,650,683
Foreign currencies, at value[b]	20,195	26,019	53,366
Receivables:
Investment securities sold	7,003,018	3,546,904	414,179
Due from custodian (Note 4)	–	63,348	–
Dividends and interest	1,661,437	130,248	5,328
Capital shares sold	24,460	–	–

Total Assets	684,369,084	52,077,421	27,123,556

LIABILITIES
Payables:
Investment securities purchased	6,444,720	3,656,923	407,821
Collateral for securities on loan (Note 5)	–	–	3,487,230
Investment advisory fees (Note 2)	253,374	19,795	10,772

Total Liabilities	6,698,094	3,676,718	3,905,823

NET ASSETS	$677,670,990	$48,400,703	$23,217,733

Net assets consist of:
Paid-in capital	$564,772,463	$48,518,184	$24,763,586
Undistributed net investment income (accumulated net investment loss)	1,178,125	29,482	(34,249)
Undistributed net realized gain	42,669,842	1,179,122	74,883
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	69,050,560	(1,326,085)	(1,586,487)

NET ASSETS	$677,670,990	$48,400,703	$23,217,733

Shares outstanding [c]	14,100,000	1,750,000	450,000

Net asset value per share	$48.06	$27.66	$51.59

[a]	Securities on loan with values of $—, $— and $3,144,358, respectively. See Note 5.
[b]	Cost of foreign currencies: $19,825, $25,879 and $53,360, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2011

	iShares MSCI Indonesia Investable Market Index Fund	iShares MSCI Ireland Capped Investable Market Index Fund	iShares MSCI New Zealand Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$233,201,045	$6,199,485	$69,378,981
Affiliated issuers (Note 2)	184,383	404	19,607

Total cost of investments	$233,385,428	$6,199,889	$69,398,588

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$217,574,923	$6,564,854	$72,683,153
Affiliated issuers (Note 2)	184,383	404	19,607

Total fair value of investments	217,759,306	6,565,258	72,702,760
Foreign currencies, at value[a]	185,604	2,811	71,847
Receivables:
Investment securities sold	3,145,368	104,100	–
Due from custodian (Note 4)	2,765	–	–
Dividends and interest	19,328	2,205	192,048
Capital shares sold	–	–	5,171

Total Assets	221,112,371	6,674,374	72,971,826

LIABILITIES
Payables:
Investment securities purchased	3,027,242	91,277	–
Investment advisory fees (Note 2)	92,492	2,532	28,397

Total Liabilities	3,119,734	93,809	28,397

NET ASSETS	$217,992,637	$6,580,565	$72,943,429

Net assets consist of:
Paid-in capital	$239,041,554	$6,432,845	$69,859,495
Distributions in excess of net investment income	(520,362)	(36,181)	(439,560)
Undistributed net realized gain (accumulated net realized loss)	(4,903,391)	(181,594)	218,589
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(15,625,164)	365,495	3,304,905

NET ASSETS	$217,992,637	$6,580,565	$72,943,429

Shares outstanding [b]	7,950,000	300,000	2,550,000

Net asset value per share	$27.42	$21.94	$28.61

[a]	Cost of foreign currencies: $184,716, $2,804 and $72,532, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2011

	iShares MSCI Philippines Investable Market Index Fund	iShares MSCI Poland Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$24,399,930	$99,199,621
Affiliated issuers (Note 2)	14,306	131,326

Total cost of investments	$24,414,236	$99,330,947

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$22,259,816	$118,365,013
Affiliated issuers (Note 2)	14,306	131,326

Total fair value of investments	22,274,122	118,496,339
Foreign currencies, at value[b]	11,816	89,259
Receivables:
Investment securities sold	1,233,419	–
Dividends and interest	16,829	436

Total Assets	23,536,186	118,586,034

LIABILITIES
Payables:
Investment securities purchased	1,952,323	–
Collateral for securities on loan (Note 5)	–	94,500
Investment advisory fees (Note 2)	9,269	50,682

Total Liabilities	1,961,592	145,182

NET ASSETS	$21,574,594	$118,440,852

Net assets consist of:
Paid-in capital	$24,039,550	$97,922,247
Distributions in excess of net investment income	(1,309)	(126,822)
Undistributed net realized gain (accumulated net realized loss)	(323,605)	1,479,969
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,140,042)	19,165,458

NET ASSETS	$21,574,594	$118,440,852

Shares outstanding [c]	1,000,000	3,450,000

Net asset value per share	$21.57	$34.33

[a]	Securities on loan with values of $— and $89,556, respectively. See Note 5.
[b]	Cost of foreign currencies: $11,670 and $89,194, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2011

	iShares MSCI All Peru Capped Index Fund	iShares MSCI Brazil Small Cap Index Fund[a]	iShares MSCI China Small Cap Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$4,135,804	$235,950	$18,242
Interest from affiliated issuers (Note 2)	772	14	–
Securities lending income from affiliated issuers (Note 2)	–	–	14,985

	4,136,576	235,964	33,227
Less: Other foreign taxes (Note 1)	(8,162)	–	–

Total investment income	4,128,414	235,964	33,227

EXPENSES
Investment advisory fees (Note 2)	1,399,950	77,118	44,552

Total expenses	1,399,950	77,118	44,552
Less investment advisory fees waived (Note 2)	(187,903)	–	–

Net expenses	1,212,047	77,118	44,552

Net investment income (loss)	2,916,367	158,846	(11,325)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(641,970)	1,175,059	75,016
In-kind redemptions	44,975,251	–	–
Foreign currency transactions	(11,128)	4,063	(133)

Net realized gain	44,322,153	1,179,122	74,883

Net change in unrealized appreciation/depreciation on:
Investments	44,854,253	(1,328,372)	(1,586,487)
Translation of assets and liabilities in foreign currencies	(2,376)	2,287	–

Net change in unrealized appreciation/depreciation	44,851,877	(1,326,085)	(1,586,487)

Net realized and unrealized gain (loss)	89,174,030	(146,963)	(1,511,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,090,397	$11,883	$(1,522,929)

[a]	For the period from September 28, 2010 (commencement of operations) to February 28, 2011.
[b]	Net of foreign withholding tax of $90,607, $23,329 and $42, respectively.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2011

	iShares MSCI Indonesia Investable Market Index Fund	iShares MSCI Ireland Capped Investable Market Index Fund	iShares MSCI New Zealand Investable Market Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$829,976	$34,616	$1,153,855
Interest from affiliated issuers (Note 2)	103	–	52

Total investment income	830,079	34,616	1,153,907

EXPENSES
Investment advisory fees (Note 2)	606,246	10,379	156,084

Total expenses	606,246	10,379	156,084

Net investment income	223,833	24,237	997,823

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,101,563)	(82,514)	(125,104)
In-kind redemptions	(1,785,424)	–	342,395
Foreign currency transactions	5,639	1,331	1,298

Net realized gain (loss)	(4,881,348)	(81,183)	218,589

Net change in unrealized appreciation/depreciation on:
Investments	(15,751,556)	851,580	3,304,172
Translation of assets and liabilities in foreign currencies	1,020	33	733

Net change in unrealized appreciation/depreciation	(15,750,536)	851,613	3,304,905

Net realized and unrealized gain (loss)	(20,631,884)	770,430	3,523,494

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,408,051)	$794,667	$4,521,317

[a]	For the period from September 1, 2010 (commencement of operations) to February 28, 2011.
[b]	Net of foreign withholding tax of $205,212, $2,004 and $177,326, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2011

	iShares MSCI Philippines Investable Market Index Fund[a]	iShares MSCI Poland Investable Market Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$40,707	$449,275
Interest from affiliated issuers (Note 2)	12	31
Securities lending income from affiliated issuers (Note 2)	–	1,991

Total investment income	40,719	451,297

EXPENSES
Investment advisory fees (Note 2)	32,426	255,245

Total expenses	32,426	255,245

Net investment income	8,293	196,052

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(293,898)	(375,369)
In-kind redemptions	(25,088)	1,939,388
Foreign currency transactions	(4,619)	(10,682)

Net realized gain (loss)	(323,605)	1,553,337

Net change in unrealized appreciation/depreciation on:
Investments	(2,140,114)	15,292,795
Translation of assets and liabilities in foreign currencies	72	29

Net change in unrealized appreciation/depreciation	(2,140,042)	15,292,824

Net realized and unrealized gain (loss)	(2,463,647)	16,846,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,455,354)	$17,042,213

[a]	For the period from September 28, 2010 (commencement of operations) to February 28, 2011.
[b]	Net of foreign withholding tax of $17,446 and $79,284, respectively.

See notes to financial statements.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped Index Fund		iShares MSCI Brazil Small Cap Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Period from September 28, 2010[a] to February 28, 2011 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,916,367	$4,249,602	$158,846
Net realized gain	44,322,153	10,469,839	1,179,122
Net change in unrealized appreciation/depreciation	44,851,877	19,948,432	(1,326,085)

Net increase in net assets resulting from operations	92,090,397	34,667,873	11,883

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,079,364)	(3,864,084)	(129,364)
From net realized gain	–	(17,156)	–

Total distributions to shareholders	(2,079,364)	(3,881,240)	(129,364)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	459,872,154	177,965,750	48,518,184
Cost of shares redeemed	(108,028,513)	(43,687,189)	–

Net increase in net assets from capital share transactions	351,843,641	134,278,561	48,518,184

INCREASE IN NET ASSETS	441,854,674	165,065,194	48,400,703

NET ASSETS
Beginning of period	235,816,316	70,751,122	–

End of period	$677,670,990	$235,816,316	$48,400,703

Undistributed net investment income included in net assets at end of period	$1,178,125	$341,122	$29,482

SHARES ISSUED AND REDEEMED
Shares sold	9,850,000	5,300,000	1,750,000
Shares redeemed	(2,250,000)	(1,300,000)	–

Net increase in shares outstanding	7,600,000	4,000,000	1,750,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI China Small Cap Index Fund	iShares MSCI Indonesia Investable Market Index Fund
	Period from September 28, 2010[a] to February 28, 2011 (Unaudited)	Six months ended February 28, 2011 (Unaudited)	Period from May 5, 2010[a] to August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(11,325)	$223,833	$48,624
Net realized gain (loss)	74,883	(4,881,348)	(21,273)
Net change in unrealized appreciation/depreciation	(1,586,487)	(15,750,536)	125,372

Net increase (decrease) in net assets resulting from operations	(1,522,929)	(20,408,051)	152,723

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,924)	(781,928)	(11,661)

Total distributions to shareholders	(22,924)	(781,928)	(11,661)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,763,586	366,187,343	11,148,687
Cost of shares redeemed	–	(138,294,476)	–

Net increase in net assets from capital share transactions	24,763,586	227,892,867	11,148,687

INCREASE IN NET ASSETS	23,217,733	206,702,888	11,289,749

NET ASSETS
Beginning of period	–	11,289,749	–

End of period	$23,217,733	$217,992,637	$11,289,749

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(34,249)	$(520,362)	$37,733

SHARES ISSUED AND REDEEMED
Shares sold	450,000	12,800,000	450,000
Shares redeemed	–	(5,300,000)	–

Net increase in shares outstanding	450,000	7,500,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Ireland Capped Investable Market Index Fund		iShares MSCI New Zealand Investable Market Index Fund
	Six months ended February 28, 2011 (Unaudited)	Period from May 5, 2010[a] to August 31, 2010	Period from September 1, 2010[a] to February 28, 2011 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,237	$2,065	$997,823
Net realized gain (loss)	(81,183)	(95,944)	218,589
Net change in unrealized appreciation/depreciation	851,613	(486,118)	3,304,905

Net increase (decrease) in net assets resulting from operations	794,667	(579,997)	4,521,317

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(61,793)	(5,157)	(1,437,383)

Total distributions to shareholders	(61,793)	(5,157)	(1,437,383)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,020,182	3,412,663	74,127,453
Cost of shares redeemed	–	–	(4,267,958)

Net increase in net assets from capital share transactions	3,020,182	3,412,663	69,859,495

INCREASE IN NET ASSETS	3,753,056	2,827,509	72,943,429

NET ASSETS
Beginning of period	2,827,509	–	–

End of period	$6,580,565	$2,827,509	$72,943,429

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(36,181)	$1,375	$(439,560)

SHARES ISSUED AND REDEEMED
Shares sold	150,000	150,000	2,700,000
Shares redeemed	–	–	(150,000)

Net increase in shares outstanding	150,000	150,000	2,550,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Philippines Investable Market Index Fund	iShares MSCI Poland Investable Market Index Fund
	Period from September 28, 2010[a] to February 28, 2011 (Unaudited)	Six months ended February 28, 2011 (Unaudited)	Period from May 25, 2010[a] to August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,293	$196,052	$531,939
Net realized gain (loss)	(323,605)	1,553,337	(57,242)
Net change in unrealized appreciation/depreciation	(2,140,042)	15,292,824	3,872,634

Net increase (decrease) in net assets resulting from operations	(2,455,354)	17,042,213	4,347,331

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,602)	(565,916)	(305,023)

Total distributions to shareholders	(9,602)	(565,916)	(305,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,180,810	50,718,865	55,134,042
Cost of shares redeemed	(1,141,260)	(7,930,660)	–

Net increase in net assets from capital share transactions	24,039,550	42,788,205	55,134,042

INCREASE IN NET ASSETS	21,574,594	59,264,502	59,176,350

NET ASSETS
Beginning of period	–	59,176,350	–

End of period	$21,574,594	$118,440,852	$59,176,350

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,309)	$(126,822)	$243,042

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	1,550,000	2,150,000
Shares redeemed	(50,000)	(250,000)	–

Net increase in shares outstanding	1,000,000	1,300,000	2,150,000

[a]	Commencement of operations.

See notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Peru Capped Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Period from Jun. 19, 2009[a] to Aug. 31, 2009
Net asset value, beginning of period	$36.28	$28.30	$25.20

Income from investment operations:
Net investment income (loss)[b]	0.29	0.97	(0.00)[c]
Net realized and unrealized gain[d]	11.70	7.78	3.10

Total from investment operations	11.99	8.75	3.10

Less distributions from:
Net investment income	(0.21)	(0.77)	–
Net realized gain	–	(0.00)[c]	–

Total distributions	(0.21)	(0.77)	–

Net asset value, end of period	$48.06	$36.28	$28.30

Total return	33.05%[e]	31.36%	12.18%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$677,671	$235,816	$70,751
Ratio of expenses to average net assets prior to waived fees[f,g]	0.59%	0.61%	0.63%
Ratio of expenses to average net assets after waived fees[f,g]	0.51%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets[f]	1.23%	2.91%	(0.02)%
Portfolio turnover rate[h]	4%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Brazil Small Cap Index Fund
Period from Sept. 28, 2010[a] to Feb. 28, 2011 (Unaudited)
Net asset value, beginning of period	$25.26

Income from investment operations:
Net investment income[b]	0.14
Net realized and unrealized gain[c]	2.36

Total from investment operations	2.50

Less distributions from:
Net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$27.66

Total return	9.90%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,401
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment income to average net assets[e]	1.21%
Portfolio turnover rate[f]	73%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the period ended February 28, 2011 would have been 0%. See Note 4.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI China Small Cap Index Fund
Period from Sept. 28, 2010[a] to Feb. 28, 2011 (Unaudited)

Net asset value, beginning of period	$50.70

Income from investment operations:
Net investment loss[b]	(0.03)
Net realized and unrealized gain[c]	0.98

Total from investment operations	0.95

Less distributions from:
Net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$51.59

Total return	1.86%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,218
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment loss to average net assets[e]	(0.15)%
Portfolio turnover rate[f]	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$25.09	$23.58

Income from investment operations:
Net investment income[b]	0.03	0.24
Net realized and unrealized gain[c]	2.37	1.35

Total from investment operations	2.40	1.59

Less distributions from:
Net investment income	(0.07)	(0.08)

Total distributions	(0.07)	(0.08)

Net asset value, end of period	$27.42	$25.09

Total return	9.57%[d]	6.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$217,993	$11,290
Ratio of expenses to average net assets[e]	0.59%	0.61%
Ratio of net investment income to average net assets[e]	0.22%	3.02%
Portfolio turnover rate[f]	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland Capped Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$18.85	$22.77

Income from investment operations:
Net investment income[b]	0.12	0.01
Net realized and unrealized gain (loss)[c]	3.38	(3.90)

Total from investment operations	3.50	(3.89)

Less distributions from:
Net investment income	(0.41)	(0.03)

Total distributions	(0.41)	(0.03)

Net asset value, end of period	$21.94	$18.85

Total return	18.73%[d]	(17.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,581	$2,828
Ratio of expenses to average net assets[e]	0.52%	0.53%
Ratio of net investment income to average net assets[e]	1.22%	0.22%
Portfolio turnover rate[f]	8%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI New Zealand Investable Market Index Fund
Period from Sept. 1, 2010[a] to Feb. 28, 2011 (Unaudited)
Net asset value, beginning of period	$25.55

Income from investment operations:
Net investment income[b]	0.48
Net realized and unrealized gain[c]	3.22

Total from investment operations	3.70

Less distributions from:
Net investment income	(0.64)

Total distributions	(0.64)

Net asset value, end of period	$28.61

Total return	14.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,943
Ratio of expenses to average net assets[e]	0.52%
Ratio of net investment income to average net assets[e]	3.36%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Philippines Investable Market Index Fund
Period from Sept. 28, 2010[a] to Feb. 28, 2011 (Unaudited)
Net asset value, beginning of period	$24.85

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized loss[c]	(3.28)

Total from investment operations	(3.27)

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$21.57

Total return	(13.39)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,575
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment income to average net assets[e]	0.15%
Portfolio turnover rate[f]	14%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Period from May 25, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$27.52	$23.66

Income from investment operations:
Net investment income[b]	0.07	0.29
Net realized and unrealized gain[c]	6.93	3.74

Total from investment operations	7.00	4.03

Less distributions from:
Net investment income	(0.19)	(0.17)

Total distributions	(0.19)	(0.17)

Net asset value, end of period	$34.33	$27.52

Total return	25.48%[d]	17.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$118,441	$59,176
Ratio of expenses to average net assets[e]	0.59%	0.61%
Ratio of net investment income to average net assets[e]	0.45%	4.05%
Portfolio turnover rate[f]	6%	4%

a	Commencement of operations.
b	Based on average shares outstanding throughout each period.
c	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
d	Not annualized.
e	Annualized for periods of less than one year.
f	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI All Peru Capped, iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap, iShares MSCI Indonesia Investable Market, iShares MSCI Ireland Capped Investable Market, iShares MSCI New Zealand Investable Market, iShares MSCI Philippines Investable Market and iShares MSCI Poland Investable Market Index Funds (each, a “Fund”, collectively, the “Funds”). The iShares MSCI New Zealand Investable Market Index Fund commenced operations on September 1, 2010. The iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap and iShares MSCI Philippines Investable Market Index Funds commenced operations on September 28, 2010.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

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iSHARES® TRUST

financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3		Total
All Peru Capped
Common Stocks	$673,796,937	$–	$–		$673,796,937
Short-Term Investments	1,863,037	–	–		1,863,037

	$675,659,974	$–	$–		$675,659,974

Brazil Small Cap
Common Stocks	$35,526,640	$–	$144,712		$35,671,352
Preferred Stocks	12,596,572	–	–		12,596,572
Short-Term Investments	42,978	–	–		42,978

	$48,166,190	$–	$144,712		$48,310,902

China Small Cap
Common Stocks	$22,906,919	$–	$189,115		$23,096,034
Rights	–	–	42,212		42,212
Warrants	–	–	0	[a]	0	[a]
Short-Term Investments	3,512,437	–	–		3,512,437

	$26,419,356	$–	$231,327		$26,650,683

Indonesia Investable Market
Common Stocks	$215,807,395	$–	$1,767,528		$217,574,923
Short-Term Investments	184,383	–			184,383

	$215,991,778	$–	$1,767,528		$217,759,306

Ireland Capped Investable Market
Common Stocks	$6,564,854	$–	$–		$6,564,854
Short-Term Investments	404	–	–		404

	$6,565,258	$–	$–		$6,565,258

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
New Zealand Investable Market
Common Stocks	$72,683,085	$–	$68	$72,683,153
Short-Term Investments	19,607	–	–	19,607

	$72,702,692	$–	$68	$72,702,760

Philippines Investable Market
Common Stocks	$22,259,816	$–	$–	$22,259,816
Short-Term Investments	14,306	–	–	14,306

	$22,274,122	$–	$–	$22,274,122

Poland Investable Market
Common Stocks	$118,365,013	$–	$–	$118,365,013
Short-Term Investments	131,326	–	–	131,326

	$118,496,339	$–	$–	$118,496,339

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2011, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

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iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid monthly by the iShares MSCI All Peru Capped Index Fund and semi-annually by each of the other Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2011.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$608,017,812	$73,977,664	$(6,335,502)	$67,642,162
Brazil Small Cap	49,758,718	1,129,731	(2,577,547)	(1,447,816)
China Small Cap	28,278,520	862,750	(2,490,587)	(1,627,837)
Indonesia Investable Market	236,525,845	4,875,020	(23,641,559)	(18,766,539)
Ireland Capped Investable Market	6,280,820	587,659	(303,221)	284,438
New Zealand Investable Market	70,125,861	3,756,129	(1,179,230)	2,576,899
Philippines Investable Market	24,645,766	156,078	(2,527,722)	(2,371,644)
Poland Investable Market	99,728,952	18,900,189	(132,802)	18,767,387

Management has reviewed the tax positions as of February 28, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective January 1, 2011, for its investment advisory services to the iShares MSCI All Peru Capped, iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap, iShares MSCI Indonesia Investable Market, iShares MSCI Philippines Investable Market and iShares MSCI Poland Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

Prior to January 1, 2011, for its investment advisory services to the iShares MSCI All Peru Capped, iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap, iShares MSCI Indonesia Investable Market, iShares MSCI Philippines Investable Market and iShares MSCI Poland Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

BFA has voluntarily waived a portion of its investment advisory fee for the iShares MSCI All Peru Capped Index Fund in the amount of $187,903.

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iSHARES® TRUST

For its investment advisory services to the iShares MSCI Ireland Capped Investable Market and iShares MSCI New Zealand Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended February 28, 2011, BTC earned securities lending agent fees from certain Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
China Small Cap	$8,069
Poland Investable Market	1,072

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2011 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Peru Capped	$34,492,505	$18,157,305
Brazil Small Cap	67,808,139	19,386,901
China Small Cap	7,035,725	4,353,644
Indonesia Investable Market	20,502,678	18,425,504
Ireland Capped Investable Market	312,400	354,605
New Zealand Investable Market	954,967	1,323,740
Philippines Investable Market	3,599,959	1,582,649
Poland Investable Market	9,662,560	4,992,085

In-kind transactions (see Note 4) for the six months ended February 28, 2011 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Peru Capped	$440,871,259	$107,351,878
China Small Cap	21,949,711	–
Indonesia Investable Market	362,278,327	137,321,960
Ireland Capped Investable Market	3,011,464	–
New Zealand Investable Market	73,769,150	4,238,686
Philippines Investable Market	23,838,993	1,137,388
Poland Investable Market	45,811,439	7,861,863

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash (except for the iShares MSCI Brazil Small Cap and iShares MSCI China Small Cap Index Funds which are offered in Creation Units solely or partially for cash in U.S. Dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

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iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of February 28, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 28, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

Board Review and Approval of Investment Advisory Contract (Unaudited)

iShares MSCI Brazil Small Cap Index Fund, iShares MSCI China Small Cap Index Fund, iShares MSCI New Zealand Investable Market Index Fund and iShares MSCI Philippines Investable Market Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 8-9, 2009, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A., formerly known as Barclays Global Investors, N.A. (“BTC”) and BlackRock, Inc. (“BlackRock”) as applicable, at prior Board meetings in connection with the Board’s consideration and approval of new investment advisory contracts between the other iShares funds and BFA, which took effect upon the consummation of the acquisition by BlackRock of BTC’s asset management business (the “Transaction”).

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, extent and quality of services to be provided by BFA – The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of services to be provided to the Funds by BFA, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds. The Board considered in particular that BFA’s services for the other iShares funds capitalize on BFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC and BlackRock at prior Board meetings that there would be no diminution in the scope of services required of or to be provided by BFA under the Advisory Contract for the Funds as compared to the scope of services historically provided by BFA to other iShares funds prior to the Transaction.

The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters, similar to the other iShares funds. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available.

The Board took into account prior discussions at Board meetings held during 2009, including representations by management regarding the resources and strengths of BFA in managing the iShares funds after the Transaction and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and supported the Board’s selection of BFA as investment adviser to the Funds.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iShares MSCI Brazil Small Cap Index Fund, iShares MSCI China Small Cap Index Fund, iShares MSCI New Zealand Investable Market Index Fund and iShares MSCI Philippines Investable Market Index Fund

Fund expenses – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expenses for the Funds were generally in line with or lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

Costs of services to be provided to the Funds and profits to be realized by BFA and affiliates – The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board recalled discussions with management at prior Board meetings, in which, BFA, BlackRock and the Board discussed how profitability would be calculated and presented to the Board following the Transaction. The Board noted that further discussions regarding profitability are planned for future meetings, and that it expects to receive profitability information from BFA on at least an annual basis following the expiration of the Advisory Contract’s initial two year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract provides for breakpoints in the Funds’ investment advisory fee rates at certain asset levels of the Funds on an aggregate basis with certain other iShares funds. The Board noted that, as a result of previous growth of the iShares funds in the group with which the Funds’ assets are aggregated for the purpose of applying the breakpoints, the Funds, from inception, would receive immediate benefits from this breakpoint structure. The Board also noted that extended breakpoints for that group of funds were implemented the previous year. The Board noted representations from BFA and BlackRock at prior Board meetings that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted at the prior Board meetings that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of potential economies of scale with the Funds’ shareholders.

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates – The Board considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iShares MSCI Brazil Small Cap Index Fund, iShares MSCI China Small Cap Index Fund, iShares MSCI New Zealand Investable Market Index Fund and iShares MSCI Philippines Investable Market Index Fund

management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BFA (or its affiliate, BTC) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparative investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’slength bargaining, and concluded that the investment advisory fee rates under the Advisory Contract, are fair and reasonable.

Other benefits to BFA and/or its affiliates – Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board also considered the potential for revenue to BTC, the Trust’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-86-0211

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: April 20, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 20, 2011